DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Suppliers	$ 9,717,662	$ 10,662,184
UT Suppliers	119,077	129,333
Customers (credit balances)	15,237	18,778
Related companies (Note 21)	672,960	1,010,388
Total	10,524,936	11,820,683
Non-current [Abstract]
Suppliers	0	0
UT Suppliers	0	0
Customers (credit balances)	0	0
Related companies (Note 21)	0	0
Total	$ 0	$ 0